Commitments and contingencies - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Collaboration Agreements [Member]
Statements [Line Items]
Unrecorded contingent liability	€ 0.8	€ 0.8